Other accounts receivable, net - Aging of accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable aging
Impaired accounts receivable	$ 40,308	$ 11,304	$ 17,809	$ 19,317
Not impaired accounts receivable	923,000	508,479	478,467
Total accounts receivable	963,308	519,783	496,276
0-30 Days
Accounts receivable aging
Impaired accounts receivable	5,804	8,725	16,962
Not impaired accounts receivable	722,651	388,644	415,847
Total accounts receivable	728,455	397,369	432,809
31-60 Days
Accounts receivable aging
Not impaired accounts receivable	64,983	69,648	38,705
Total accounts receivable	64,983	69,648	38,705
61-90 Days
Accounts receivable aging
Not impaired accounts receivable	19,274	27,138	17,918
Total accounts receivable	19,274	27,138	17,918
91-120 Days
Accounts receivable aging
Impaired accounts receivable	34,504	2,579	847
Not impaired accounts receivable	116,092	23,049	5,997
Total accounts receivable	$ 150,596	$ 25,628	$ 6,844